Average Annual Total Returns - FidelityFlexFreedomBlendFunds-ComboPRO - FidelityFlexFreedomBlendFunds-ComboPRO - Fidelity Flex Freedom Blend Income Fund	May 30, 2024
Fidelity Flex Freedom Blend Income Fund | Return Before Taxes
Average Annual Return:
Past 1 year	8.59%
Past 5 years	3.77%
Since Inception	3.22%	[1]
Fidelity Flex Freedom Blend Income Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	7.25%
Past 5 years	2.29%
Since Inception	1.75%	[1]
Fidelity Flex Freedom Blend Income Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	5.14%
Past 5 years	2.42%
Since Inception	1.98%	[1]
LB001
Average Annual Return:
Past 1 year	5.53%
Past 5 years	1.10%
Since Inception	1.00%
F0199
Average Annual Return:
Past 1 year	8.47%
Past 5 years	3.68%
Since Inception	3.18%

[1]	A From June 8, 2017 .